Summary of Significant Accounting Policies - Summary of Useful Lives of Amortization (Details)	12 Months Ended
Dec. 31, 2022
Software [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of amortization	3 years
Software [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of amortization	5 years
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of amortization	7 years